Long-Term Debt - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Thousands										1 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 18, 2021 shares	Oct. 14, 2021	Sep. 30, 2021	Sep. 24, 2021 shares	Dec. 30, 2020 USD ($) shares	Nov. 23, 2020 USD ($)	Oct. 29, 2020 $ / shares shares	Aug. 20, 2020 $ / shares shares	Nov. 30, 2021 USD ($)	Aug. 31, 2020 USD ($) Tranches	Apr. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) Warrants $ / shares	Jun. 30, 2021 USD ($)	May 17, 2021 USD ($)	Oct. 31, 2020	Sep. 23, 2020 EUR (€)	Apr. 01, 2020
Debt Instrument [Line Items]
Interest expense long term debt													$ 8,368	$ 1,406
Debt issuance costs, net	$ 24,852												24,852	4,798
Debt instrument interest rate stated percentage																	8.00%
Long-term Debt, Fair Value															$ 8,922
Issuance of shares to FP Lenders (Note 8)	14,803												22,868
Expected settlement amount										$ 19,942
Gain (Loss) on extinguishment of Debt													(2,277)	(171)
Long-term debt	51,124												51,124	26,645
Long-term Debt, Gross	$ 75,976												$ 75,976	31,443
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50												$ 11.50
Percentage of prepayment premium in year Three	2.00%												2.00%
Tranche A [Member]
Debt Instrument [Line Items]
Number of trading days for determining volume-weighted average price			20 days	20 days
EIB Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 20,000
Debt issuance costs, net	$ 551												$ 551
Number of Tranches | Tranches											3
Line of credit facility, Due terms													5 years
Estimated fair value of issued common stock warrants													$ 3,612
EIB Loan Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross | €																		€ 5,000
EIB Loan Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 7,000
Percentage of prepayment premium in year One	3.00%												3.00%
Percentage of prepayment premium in year Two	2.00%												2.00%
Percentage of prepayment premium in year Three	1.00%												1.00%
EIB Loan Facility [Member] | Tranche B [Member] | EURIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, Basis spread on variable rate						4.457%
EIB Loan Facility [Member] | Common Stock Warrant [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.0001	$ 0.1000
EIB Loan Facility [Member] | European Investment Bank1 [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Debt instrument, Basis spread on variable rate							5.00%
Eastward Loan Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														$ 25,000
Additional paid-in capital, debt issuance costs						$ 542
Eastward Loan Facility [Member] | Common Stock Warrant [Member]
Debt Instrument [Line Items]
Class of Warrants or Rights Issued During Period | shares						188,916
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 3.97
E I B Warrants [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Number of warrants to be cancelled | shares					775,966
E I B Warrants [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Number of warrants to be cancelled | shares		775,966
E I B Warrants [Member] | EIB Loan Facility [Member]
Debt Instrument [Line Items]
Class of Warrants or Rights Issued During Period | shares								454,899	454,899
Exact Earth Acquisition [Member]
Debt Instrument [Line Items]
Long-term debt	$ 4,464												$ 4,464
FP Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage														9.00%
Debt conversion converted instrument common stock issued | shares	1,490,769
Long-term Debt, Gross	$ 71,512												$ 71,512
FP Term Loan [Member] | Debt Conversion Election Option Unexercised [Member]
Debt Instrument [Line Items]
Increase (Decrease) in Interest rate													4.00%
FP Term Loan [Member] | Credit Agreement With Fp Credit Partners Lp
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 70,000
Debt issuance costs, net																$ 12,277
Debt instrument covenant minimum unrestricted cash to be maintained	$ 15,000												$ 15,000
Debt conversion converted instrument common stock issued | shares	977,723
Debt conversion, converted instrument amount	$ 8,065
Long-term Debt, Maturity Date	Apr. 15, 2026												Apr. 15, 2026
Long Term Debt Prepayment Penalty	$ 17,500												$ 17,500
FP Term Loan [Member] | Credit Agreement With Fp Credit Partners Lp | Maximum [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Penalty	49,000												$ 49,000
FP Term Loan [Member] | Credit Agreement With Fp Credit Partners Lp | Debt Conversion Election Option Exercised [Member]
Debt Instrument [Line Items]
Increase (Decrease) in Interest rate													9.00%
Eastward And EIB Loan Facility [Member] | Other Expense [Member]
Debt Instrument [Line Items]
Gain (Loss) on extinguishment of Debt													$ 4,954
PPP Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross														$ 1,699
PPP Loan [Member] | Other Expense [Member]
Debt Instrument [Line Items]
Gain (Loss) on extinguishment of Debt													1,699
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage																			1.00%
Proceeds From Loan												$ 1,709
Line of credit facility, covenant terms												The PPP, established as part of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business
Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	$ 5,701												$ 5,701
Line of Credit [Member] | EIB Loan Facility [Member] | European Investment Bank1 [Member]
Debt Instrument [Line Items]
Line of credit facility, collateral											all assets
Debt instrument, restrictive covenants													The EIB Loan Facility included covenants that limit the Company’s ability to, among other things, dispose assets, consummate mergers and acquisitions, incur additional indebtedness, grant liens, pay dividends or other distributions without preapproval by EIB
Line of Credit [Member] | EIB Loan Facility [Member] | European Investment Bank1 [Member] | Interest Payment [Member]
Debt Instrument [Line Items]
Line of credit facility, Frequency of payments													quarterly
Line of Credit [Member] | EIB Loan Facility [Member] | European Investment Bank1 [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage									0.00%
Line of Credit [Member] | Eastward Loan Facility [Member] | Eastward [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage														11.75%
Line of credit facility, Percentage of commitment fee														1.00%
Debt Instrument, Term						48 months
Percentage of prepayment premium in first two years						3.00%
Percentage of prepayment premium in year Four and thereafter						1.00%
Line of credit														$ 15,000
Debt instrument, restrictive covenants													The Eastward Loan Facility included covenants that limit the Company’s ability to, among other things, dispose assets, consummate mergers and acquisitions, incur additional indebtedness, grant liens, pay dividends or other distributions without preapproval by Eastward
Debt instrument fee														$ 300
Debt instrument, Interest payment terms						24 months
Debt instrument, Basis for periodic payment of interest						$ 625
Line of Credit [Member] | Eastward Loan Facility [Member] | Eastward [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt instrument, Convertible, Number of equity instruments agreed | Warrants														314,861